Post-employment benefits for associates - Schedule of expected future cash flows (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Pension plans [member]
Employer contributions
2020 (estimated)	$ 14
Other post-employment benefit plans [member]
Employer contributions
2020 (estimated)	0
2020 [member] | Pension plans [member]
Expected future benefit payments
Expected future benefit payments	41
2020 [member] | Other post-employment benefit plans [member]
Expected future benefit payments
Expected future benefit payments	21
2021 [member] | Pension plans [member]
Expected future benefit payments
Expected future benefit payments	26
2021 [member] | Other post-employment benefit plans [member]
Expected future benefit payments
Expected future benefit payments	22
2022 [member] | Pension plans [member]
Expected future benefit payments
Expected future benefit payments	27
2022 [member] | Other post-employment benefit plans [member]
Expected future benefit payments
Expected future benefit payments	24
2023 [member] | Pension plans [member]
Expected future benefit payments
Expected future benefit payments	27
2023 [member] | Other post-employment benefit plans [member]
Expected future benefit payments
Expected future benefit payments	25
2024 [member] | Pension plans [member]
Expected future benefit payments
Expected future benefit payments	32
2024 [member] | Other post-employment benefit plans [member]
Expected future benefit payments
Expected future benefit payments	26
2025-2029 [member] | Pension plans [member]
Expected future benefit payments
Expected future benefit payments	169
2025-2029 [member] | Other post-employment benefit plans [member]
Expected future benefit payments
Expected future benefit payments	$ 133